Acquisition - Summary of Business Combination and Allocated the Purchase Consideration to Assets Acquired and Liabilities Assumed Based on Estimated Fair Values (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Oct. 23, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 981.9	$ 950.5		$ 812.0
Dome9 Security Ltd
Business Acquisition [Line Items]
Goodwill			$ 138.2
Core technology			27.0
Net liabilities assumed			(4.5)
Total			$ 160.7